As filed with the Securities and Exchange Commission on October 25, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-3627

Greenspring Fund, Incorporated
(Exact name of registrant as specified in charter)

2330 West Joppa Road, Suite 110
Lutherville, MD  21093-4641
(Address of principal executive offices) (Zip code)

Mr. Charles vK. Carlson, President
2330 West Joppa Road, Suite 110
Lutherville, MD  21093-4641
(Name and address of agent for service)

(410) 823-5353
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2011

Date of reporting period:  September 30, 2011

Item 1. Schedule of Investments.

Greenspring Fund, Incorporated
SCHEDULE OF INVESTMENTS at September 30, 2011 (Unaudited)

Shares		Value
COMMON STOCKS: 45.8%
Business Software and Services: 3.2%
1,200,954	CA, Inc.	$23,310,517
Commercial Banks & Thrifts: 2.4%
55,184	American National Bankshares, Inc.	998,830
109,287	BCSB Bancorp, Inc.*	1,297,783
398,801	Cardinal Financial Corp.	3,437,665
64,639	Chicopee Bancorp, Inc.*	862,931
115,867	ESSA Bancorp, Inc.	1,217,762
47,542	First Connecticut Bancorp, Inc.*	538,176
7,582	Hampden Bancorp, Inc.	99,855
53,165	Heritage Financial Group, Inc.	552,916
5,050	Home Bancorp, Inc.*	73,478
42,897	Middleburg Financial Corp.	651,605
56,400	OceanFirst Financial Corp.	658,188
138,510	OmniAmerican Bancorp, Inc.*	1,890,661
98,521	Shore Bancshares, Inc.	428,566
589,083	Southern National Bancorp of Virginia* º	3,758,350
142,322	Westfield Financial, Inc.	937,902
		17,404,668
Communications Equipment: 6.2%
1,562,934	Cisco Systems, Inc.	24,209,848
3,278,652	Harmonic, Inc.*	13,967,057
370,257	TNS, Inc.*	6,960,831
		45,137,736
Computer & Information Technology: 0.1%
41,900	NCI, Inc.*	499,867
Construction & Engineering: 3.9%
339,375	EMCOR Group, Inc.*	6,899,494
521,448	MasTec, Inc.*	9,182,699
644,305	Michael Baker Corp.* º	12,325,555
		28,407,748
Consumer Goods: 1.2%
963,096	Prestige Brands Holdings, Inc.*	8,716,019
Electrical Equipment and Instruments: 0.3%
17,400	Emerson Electric Co.	718,794
159,800	GSI Group, Inc. * #	1,227,264
		1,946,058
Insurance: 8.1%
505,425	Assurant, Inc.	18,094,215
520,917	Global Indemnity plc * #	8,897,262
484,697	PartnerRe, Ltd.#	25,335,112
236,050	W.R. Berkley Corp.	7,008,325
		59,334,914
Internet Software & Services: 2.7%
726,585	j2 Global Communications, Inc.	19,545,137
Machinery: 0.1%
20,000	Pentair, Inc.	640,200
Management Consulting: 3.8%
763,849	FTI Consulting, Inc.*	28,117,282
Oil & Gas Exploration & Production: 4.0%
5,626	ConocoPhillips	356,238
171,359	Energen Corp.	7,006,869
61,905	EOG Resources, Inc.	4,395,874
375,296	Rosetta Resources, Inc.*	12,842,629
192,000	Suncor Energy, Inc.#	4,884,480
		29,486,090
Real Estate: 0.1%
4,500	First Potomac Realty Trust	56,115
27,500	Urstadt Biddle Properties, Inc. - Class A	439,175
		495,290
Semiconductors & Semiconductor Equipment: 1.8%
1,776,894	ON Semiconductor Corp.*	12,740,330
34,093	Rudolph Technologies, Inc.*	228,082
		12,968,412

Specialty Chemicals: 0.2%
143,040	Solutia, Inc.*	1,838,064
Telecommunications: 1.5%
431,766	nTelos Holdings Corp.	7,655,211
572,250	Tekelec*	3,456,390
		11,111,601
Truck Dealerships: 0.9%
211,930	Rush Enterprises, Inc. - Class A*	3,000,929
295,798	Rush Enterprises, Inc. - Class B*	3,451,962
		6,452,891
Utilities: 2.9%
743,742	PPL Corp.	21,226,397
Waste Management Services: 2.4%
618,108	Republic Services, Inc.	17,344,111
TOTAL COMMON STOCKS
(cost $327,471,625)		333,983,002
INVESTMENT COMPANIES: 0.1%
85,785	NGP Capital Resources Co.
	(cost $1,132,650)	561,034

Principal		Value
CONVERTIBLE BONDS: 15.7%
Communications Equipment Manufacturing: 3.8%
$30,145,000	Alcatel-Lucent, Inc., 2.875%, 6/15/25	27,997,169
Educational: 2.7%
21,282,000	School Specialty, Inc., 3.750%, 11/30/26	19,473,030
Entertainment: 0.9%
7,340,000	Live Nation Entertainment, Inc., 2.875%, 7/15/27	6,624,350
Financial Services: 1.6%
11,698,000	Euronet Worldwide, Inc., 3.500%, 10/15/25	11,639,510
Medical Equipment: 3.5%
20,645,000	Hologic, Inc., 2.000%, 12/15/37	19,432,106
6,496,000	Integra Lifesciences Holdings, 2.375%, 6/1/12 - 144A	6,463,520
		25,895,626
Oil & Gas Exploration & Production: 0.5%
4,050,000	GMX Resources, Inc., 5.000%, 2/1/13	3,300,750
375,000	GMX Resources, Inc., 4.500%, 5/1/15	240,469
		3,541,219
Semiconductors & Semiconductor Equipment: 0.7%
4,911,000	Advanced Micro Devices, Inc., 5.750%, 8/15/12	4,984,665
Telecommunications: 1.5%
10,764,000	Level 3 Communications, Inc., 3.500%, 6/15/12	10,669,815
Transportation Equipment Manufacturing: 0.5%
3,602,000	Greenbrier Co., Inc., 2.375%, 5/15/26	3,363,367
TOTAL CONVERTIBLE BONDS
(cost $115,572,405)		114,188,751
CORPORATE BONDS: 35.7%
Asset Management: 0.0%
30,000	Janus Capital Group, Inc., 6.119%, 4/15/14	31,217
Construction & Engineering: 0.7%
4,972,000	MasTec, Inc., 7.625%, 2/1/17	4,897,420
Consumer Goods: 5.0%
28,582,000	Hanesbrands, Inc., 3.769%, 12/15/14	28,081,815
7,738,000	TreeHouse Foods, Inc., 7.750%, 3/1/18	8,028,175
		36,109,990
Electrical Equipment and Instruments: 1.2%
8,685,000	Wesco Distribution, Inc., 7.500%, 10/15/17	8,750,138
Entertainment: 2.1%
14,564,000	Ticketmaster Entertainment, Inc., 10.750%, 8/1/16	15,365,020
Healthcare: 0.2%
1,485,000	Elan Financial plc, 8.875%, 12/1/13#	1,536,975
216,000	Omnicare, Inc., 6.125%, 6/1/13	216,529
		1,753,504
Insurance: 0.7%
5,001,000	Assurant, Inc., 5.625%, 2/15/14	5,240,863
Oil & Gas Equipment & Services: 3.0%
536,000	Complete Production Services, Inc., 8.000%, 12/15/16	538,680
21,836,000	Gulfmark Offshore, Inc., 7.750%, 7/15/14	21,508,460
		22,047,140

Oil & Gas Exploration & Production: 12.0%
1,421,000	Bill Barrett Corp., 9.875%, 7/15/16	1,555,995
4,785,000	Forest Oil Corp., 8.000%, 12/15/11	4,808,925
5,829,000	McMoran Exploration Co., 11.875%, 11/15/14	6,033,015
849,000	Petrohawk Energy Corp., 10.500%, 8/1/14	957,248
24,759,000	Plains Exploration & Production, Co., 7.750%, 6/15/15	25,625,565
14,355,000	Plains Exploration & Production, Co., 10.000%, 3/1/16	15,646,950
6,652,000	Quicksilver Resources, Inc., 8.250%, 8/1/15	6,352,660
11,789,000	Range Resources Corp., 7.500%, 10/1/17	12,555,285
10,715,000	Rosetta Resources, Inc., 9.500%, 4/15/18	10,982,875
2,764,000	Sandridge Energy, Inc., 3.871%, 4/1/14	2,677,890
		87,196,408
Retail: 1.6%
10,342,000	GameStop Corp., 8.000%, 10/1/12	10,380,782
1,339,000	Saks, Inc., 9.875%, 10/1/11	1,339,000
		11,719,782
Specialty Chemicals: 1.4%
9,646,000	NewMarket Corp., 7.125%, 12/15/16	9,959,495
Telecommunications: 4.3%
27,619,395	CCH II LLC, 13.500%, 11/30/16	31,624,207
Transportation Equipment Manufacturing: 0.8%
5,325,000	Westinghouse Air Brake Technologies Corp., 6.875%, 7/31/13	5,591,250
Wood Product Manufacturing: 2.7%
17,857,000	Leucadia National Corp., 7.000%, 8/15/13	18,861,456
1,158,000	Leucadia National Corp., 7.750%, 8/15/13	1,223,138
		20,084,594
TOTAL CORPORATE BONDS
(cost $264,996,203)		260,371,028
SHORT-TERM INVESTMENT: 2.1%
Money Market Instrument^
15,044,086	AIM Liquid Assets, 0.110%
	(cost $15,044,086)	15,044,086
TOTAL INVESTMENTS IN SECURITIES
(cost $724,216,969): 99.4%		724,147,901
Other Assets and Liabilities 0.6%		4,357,149
NET ASSETS: 100.0%		$728,505,050

* Non-income producing security.
º A company is considered to be an affiliate of the Fund under the 1940 Act if the Fund's holdings of that company represent 5% or more of the outstanding voting securities of the company. Transactions with companies that are or were affiliates during the nine months ended September 30, 2011 are as follows:

Issuer	Beginning Cost	Purchase Cost	Sales Cost	Ending Cost	Dividend Income	Shares	Value
Michael Baker Corp	$16,184,033	$169,124	$-	$16,353,157	$-	644,305	$12,325,555
Southern National Bancorp of Virginia	1,403,790	2,763,319	-	4,167,109	-	589,083	3,758,350

# U.S. security of foreign issuer.
- 144A Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been deemed to be liquid by the Fund's adviser under the supervision of the Board of Directors. As of September 30, 2011, the value of these investments was $6,463,520, or 0.9% of total net assets.

^ Rate shown is the 7-day effective yield at September 30, 2011.

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows+:

Cost of investments	$ 728,302,473

Gross unrealized appreciation	55,602,152
Gross unrealized depreciation	(55,671,220)
Net unrealized depreciation	$ (69,068)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements in the Fund's most recent annual report.

Summary of Fair Value Exposure

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the security, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the security, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the security, and which would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2011:

		Significant
	Quoted Prices	Other	Significant	Carrying
	in Active	Observable	Unobservable	Value at
	Markets	Inputs	Inputs	September 30, 2011
	Level 1	Level 2	Level 3	Total

Common Stocks	$333,983,002	$-	$-	$333,983,002
Investment Companies	561,034	-	-	561,034
Convertible Bonds	-	114,188,751	-	114,188,751
Corporate Bonds	-	260,371,028	-	260,371,028
Short-Term Investment	15,044,086	-	-	15,044,086

Total	$349,588,122	$374,559,779	$-	$724,147,901

Transfers between levels are recognized at the end of the reporting period. During the period ended September 30, 2011, the Fund recognized no significant transfers between valuation levels.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Greenspring Fund, Incorporated

By (Signature and Title) /s/ Charles vK. Carlson
                                                 Charles vK. Carlson, Chief Executive Officer

Date   October 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Charles vK. Carlson
                                                 Charles vK. Carlson, Chief Executive Officer

Date   October 24, 2011

By (Signature and Title)* /s/ Michael J. Fusting
                                                   Michael J. Fusting, Chief Financial Officer

Date   October 24, 2011

* Print the name and title of each signing officer under his or her signature.